PROVISIONS - Summary of Provisions Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Beginning balance	£ 627
Additional provisions	695
Provisions released	(98)
Utilisation and other	(589)
Recharge	14
Reclassification from provisions to other assets	39
Ending balance	688	£ 627
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	348
Additional provisions	198
Provisions released	(2)
Utilisation and other	(76)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	468	348
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	126
Additional provisions	40
Provisions released	(83)
Utilisation and other	(42)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	41	126
Regulatory levies and fees
Disclosure of other provisions [line items]
Beginning balance	2
Additional provisions	95	45
Provisions released	0
Utilisation and other	(91)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	6	2
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	6
Additional provisions	38
Provisions released	0
Utilisation and other	(76)
Recharge	14
Reclassification from provisions to other assets	39
Ending balance	21	6
Property
Disclosure of other provisions [line items]
Beginning balance	28
Additional provisions	18
Provisions released	(2)
Utilisation and other	(13)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	31	28
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	85
Additional provisions	5
Provisions released	(7)
Utilisation and other	0
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	83	85
Restructuring
Disclosure of other provisions [line items]
Beginning balance	18
Additional provisions	93
Provisions released	0
Utilisation and other	(90)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	21	18
Other
Disclosure of other provisions [line items]
Beginning balance	14
Additional provisions	208
Provisions released	(4)
Utilisation and other	(201)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	£ 17	£ 14